DEFERRED REVENUE - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Roll Forward]
Accretion expense - gold prepayment1	$ 9.9	$ 9.3
Revenue from contracts with customers	189.7	$ 179.8	$ 170.5
Current portion of deferred revenue	189.7
Non-current deferred revenue	0.0
Receivables from contracts with customers	$ 189.7